UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Rachel A. Spearo
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-5384
Registrant's telephone number, including area code

Date of fiscal year end: August 31, 2009

Date of reporting period:  May 31, 2009

Item 1. Schedule of Investments.

Akros Absolute Return Fund
Schedule of Investments
May 31, 2009 (Unaudited)

			Shares	Value
COMMON STOCKS - 30.04%
Biotechnology - 2.49%
InterMune, Inc. (a)			7,000	82,740

Capital Markets - 0.00%
Jesup & Lamont, Inc. (a)			50	15

Commercial Banks - 1.48%
HF Financial Corp.			3,908	48,127
Newbridge Bancorp.			573	1,284
				49,411
Commercial Services & Supplies - 1.33%
Apollo Group, Inc. (a)			500	29,550
H&R Block, Inc.			1,000	14,600
				44,150
Diversified Financial Services - 8.99%
Atlas Acquisition Holdings Corp. (a)			3,000	28,785
CS China Acquisition Corp. (a)			5,000	28,575
Hicks Acquisition Co I, Inc. (a)			13,000	123,760
North Shore Acquisition Corp. (a)			1,500	11,355
Stone Tan China Acquisition Corp. (a)			4,000	31,000
Trian Acquisition I Corp. (a)			8,000	75,840
				299,315
Food Products - 1.17%
Fresh Del Monte Produce, Inc. (a)(c)			2,200	39,028

Health Care Equipment & Supplies - 1.17%
St. Jude Medical, Inc. (a)			1,000	39,020

Hotels, Restaurants & Leisure - 0.43%
Canterbury Park Holding Corp.			2,100	14,469

Insurance - 4.35%
American Safety Insurance Holdings, Ltd. (a)(c)			4,500	56,115
Infinity Property & Casualty Corp.			1,200	44,172
The Travelers Companies, Inc.			1,100	44,726
				145,013
Media - 0.24%
Time Warner, Inc.			333	7,799

Metals & Mining - 0.19%
China Direct, Inc. (a)			5,000	6,250

Oil, Gas & Consumable Fuels - 2.77%
ConocoPhillips			300	13,752
Hugoton Royalty Trust			3,000	41,640
SandRidge Energy, Inc. (a)			3,400	37,026
				92,418
Pharmaceuticals - 2.67%
Abbott Laboratories			500	22,530
Bristol-Myers Squibb Co.			1,500	29,880
Pfizer, Inc.			2,400	36,456
				88,866
Software - 0.88%
Microsoft Corp.			1,400	29,246

Thrifts & Mortgage Finance - 1.13%
First Bancorp of Indiana, Inc.			1,259	9,442
Wells Financial Corp.			1,500	28,313
				37,755
Tobacco - 0.75%
Star Scientific, Inc. (a)			5,000	25,000

TOTAL COMMON STOCKS (Cost $1,074,431)				1,000,495

PRIVATE PLACEMENTS - 8.98%
Advanced Equities Investment I, LLC (Force 10 Networks) (a)(d)(e)			42	28,677
Advanced Equities Investment XXXII, LLC (Raza Microelectronics, Inc.) (a)(d)(e)			40,000	75,160
Advanced Equities Triangle Acquisition I, LLC (Motricity Inc.) (a)(d)(e)			44,084	45,000
Bauer Private Equity Fund III, LLC (Alien Technology) (a)(d)(e)			46,623	21,558
Bauer Private Equity Fund IV, LLC (Alien Technology) (a)(d)(e)			10,318	4,771
Bauer Private Equity Fund V, LLC (Alien Technology) (a)(d)(e)			10,000	8,500
FibroGen, Inc. (a)(d)(e)			15,000	97,500
Force10 Networks Inc. Series B (a)(d)(e)			27	4,382
TableMAX Holdings, LLC (a)(d)(e)			13,911	13,551
TOTAL PRIVATE PLACEMENTS (Cost $370,544)				299,099

STRUCTURED NOTES - 2.39%
Merrill Lynch MITTS Nikkei 225 Index (a)			8,000	79,640
TOTAL STRUCTURED NOTES (Cost $74,480)				79,640

WARRANTS - 0.16%
Alien Technology Warrants (d)(e)			2,579	142
Expiration: August 2013, Exercise Price: $1.00
(Acquired 10/25/06, Cost $0)
Alien Technology Warrants 2 (d)(e)			5,000	4,951
Expiration: August 2013, Exercise Price: $0.01
(Acquired 7/7/08, Cost $0)
TableMAX Pipe Warrants (d)(e)			6,956	382
Expiration: July 2011, Exercise Price: $2.50
(Acquired 9/15/08, Cost $0)
TOTAL WARRANTS (Cost $0)				5,475

			Principal
			Amount	Value
SHORT TERM INVESTMENTS - 53.12%
AIM Government TaxAdvantage Portfolio (b)			1,769,359	1,769,359

TOTAL SHORT TERM INVESTMENTS (Cost $1,769,359)				1,769,359

Total Investments (Cost $3,288,814) - 94.69%				3,154,068
Other Assets in Excess of Liabilities - 5.31%				177,039
TOTAL NET ASSETS - 100.00%				$3,331,107

Percentages are stated as a percent of net assets.

(a) Non Income Producing
(b)	Variable rate security; the rate shown represens the rate as of May 31, 2009.
(c) Foreign security.
(d)	Security fair valued in accordance with procedures approved by the Board of Trustees
(e)	Restricted security - The Advisor has determined these securities to be illiquid. The total value of illiquid securities at May 31, 2009 was $304,574, comprising 9.14% of net assets, while the remainder of the Fund's net assets (90.86%) were liquid.

The cost basis of investments for federal income tax purposes at May 31, 2009 was as follows*:

Cost of investments				$ 3,288,814
Gross unrealized appreciation				98,152
Gross unrealized depreciation				(232,898)
Net unrealized depreciation				$ (134,746)

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial
Statements section of the Fund's most recent semi-annual or annual report.

FAS 157 – Summary of Fair Value Exposure at May 31, 2009

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of May 31, 2009, in valuing the Fund’s investments carried at fair value:

		Level 1 -	Level 2 -	Level 3 -
		Quoted prices in	Significant	Significant
		active markets	other observable	unobservable
Description	Total	for identical assets	inputs	inputs
Assets:
Securities	$3,154,068	$2,849,494	$304,574	$0
Total	$3,154,068	$2,849,494	$304,574	$0

FAS 161 – Disclosures about Derivative Instruments and Hedging Activities

The fund was not invested in derivative securities or engaged in hedging activities as of May 31, 2009.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Trust for Professional Managers

By       /s/ Joseph Neuberger
  Joseph Neuberger, President

Date    7/28/09

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By       /s/ Joseph Neuberger
  Joseph Neuberger, President

Date   7/28/09

By       /s/ John Buckel
  John Buckel, Treasurer

Date   7/29/09